Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Several Investors [Member]
Payments to revenue percentage	50.00%	50.00%
Proceeds from investors payment		$ 250,000
Number of common stock shares issued		280,000
Stock issued to related investors		$ 28,000
Patented Technology Developed [Member]
Royalty percentage	25.00%	25.00%	25.00%
Royalty		$ 35,000	$ 35,000
Common stock shares available for future issuance	8,000,000	8,000,000	8,000,000
Patented Technology Developed [Member] | Individual [Member]
Royalty			$ 343,300
Payment of royalty	$ 62,000	$ 296,000